Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of expenses by nature and function

	2023	2022	2021

Classification by nature:
Raw materials other inputs	(54,602)	(73,182)	(63,570)
Personnel expenses	(3,599)	(3,223)	(3,478)
Outsourced services	(3,094)	(3,412)	(3,194)
Depreciation and amortization	(5,206)	(4,733)	(4,178)
Freights	(4,134)	(4,035)	(2,966)
Idle industrial plants	(503)	(414)	(339)
Alagoas geological event (Note 24)	(2,193)	(1,520)	(1,340)
Other income	1,769	507	1,843
Other expenses	(1,806)	(2,270)	(3,394)
Total	(73,368)	(92,282)	(79,586)

Classification by function:
Cost of products sold	(67,548)	(85,161)	(73,568)
Selling and distribution	(1,916)	(2,108)	(2,056)
Loss for impairment of trade accounts receivable and others from clients	(83)	(38)	(9)
General and administrative	(2,472)	(2,764)	(2,522)
Research and development	(383)	(374)	(297)
Other income (i)	1,769	507	1,534
Other expenses (ii)	(2,735)	(2,344)	(2,669)
Total	(73,368)	(92,282)	(79,586)

(i)	In 2023, refers mainly to settlement of claim agreement signed with insurance companies and the final and unappealable decision on the unconstitutionality of the surcharge in the PIS and COFINS rates incurred on operations involving the sale of gasoline and diesel oil.
(ii)	Refers mainly to expenses incurred with the geological event in Alagoas.